Interest, advances, promissory notes payable and loan payable (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Beginning balance	$ 5,170,149	$ 4,662,731
Interest incurred on promissory notes payable	531,530	531,418
Interest payable retired through issuance of shares		(24,000)
Ending balance	$ 5,701,679	$ 5,170,149